Consolidated Balance Sheets (Parenthetical) - $ / shares	May 31, 2026	May 31, 2025	Feb. 07, 2024	Oct. 11, 2022
Statement of Financial Position [Abstract]
Common stock par value per share	$ 0.001	$ 0.001	$ 0.0005	$ 0.001
Common stock shares authorized	500,000,000	500,000,000	1,000,000,000	500,000,000
Common stock shares, issued	9,893,750
Common stock shares, outstanding	9,514,532	9,627,236
Treasury shares, at cost	379,218	266,515